Derivatives - Offsetting Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Offsetting Assets [Line Items]
Derivative assets, after netting	$ 36,900,000,000	$ 31,500,000,000
Other gross derivative assets	15,800,000,000	16,000,000,000
Derivative assets	52,682,000,000	47,495,000,000
Less: Financial instruments collateral	(13,300,000,000)	(10,100,000,000)
Total net derivative assets	39,400,000,000	37,400,000,000
Over-the-counter
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	580,100,000,000	535,200,000,000
Less: Legally enforceable master netting agreements and cash collateral received	(545,700,000,000)	(505,000,000,000)
Exchange-traded
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	16,100,000,000	12,100,000,000
Less: Legally enforceable master netting agreements and cash collateral received	(13,900,000,000)	(11,200,000,000)
Over-the-counter cleared
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	372,800,000,000	357,000,000,000
Less: Legally enforceable master netting agreements and cash collateral received	(372,500,000,000)	(356,600,000,000)
Interest rate contracts | Over-the-counter
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	386,600,000,000	381,700,000,000
Interest rate contracts | Exchange-traded
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	100,000,000	400,000,000
Interest rate contracts | Over-the-counter cleared
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	365,700,000,000	351,200,000,000
Foreign exchange risk | Over-the-counter
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	133,000,000,000	82,900,000,000
Equity contracts | Over-the-counter
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	19,500,000,000	20,300,000,000
Equity contracts | Exchange-traded
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	8,600,000,000	8,400,000,000
Commodity contracts | Over-the-counter
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	10,200,000,000	6,300,000,000
Commodity contracts | Exchange-traded
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	7,400,000,000	3,300,000,000
Commodity contracts | Over-the-counter cleared
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	100,000,000	0
Credit derivatives | Over-the-counter
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	30,800,000,000	44,000,000,000
Credit derivatives | Over-the-counter cleared
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	$ 7,000,000,000	$ 5,800,000,000